Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Oct. 01, 2023 USD ($)	Oct. 02, 2022 USD ($)	Oct. 03, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Disclosure
Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, under the Securities Act prescribes the disclosure included in this section and does not necessarily align with how the Company views the link between the Company’s performance and NEO pay. Compensation actually paid (CAP), as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our NEOs during a covered fiscal year. Instead, CAP has been calculated in accordance with the new SEC rules, which include measurement of the changes in the fair value of equity awards. CAP is a supplemental measure to be viewed alongside, not in replacement of, performance measures, and for further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to the Compensation Discussion and Analysis.
Pay versus Performance Table
					Value of Initial Fixed $100 Invested Based On:
Year1	SCT Total Compensation for CEO	Compensation Actually Paid to CEO2	Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs3	Company TSR	Peer Group4	Net Income ($M)	Revenue ($M)5
2023	$11,885,517	$16,020,470	$2,595,666	$3,337,863	$169.64	$173.28	$273.4	$4,522.6
2022	$10,331,897	$9,306,681	$2,318,379	$2,065,988	$142.49	$140.27	$263.1	$3,504.0
2021	$7,908,335	$18,481,077	$2,109,249	$3,740,891	$167.37	$124.91	$232.8	$3,212.5

Notes:
1 The CEO and other NEOs for the indicated years were as follows: (i) for 2023, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Hopson, and Argus, (ii) for 2022, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Amidon, and Hopson, (iii) and for 2021, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Argus, and Hopson.
2 Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
Fiscal Year	Summary Compensation Table Total	Adjustment to Summary Compensation Table Totala	Compensation Actually Paid
2023	$11,885,517	$4,134,952	$16,020,470
2022	$10,331,897	($1,025,216)	$9,306,681
2021	$7,908,335	$10,572,742	$18,481,077
a See table below for calculation of Adjustment to Summary Compensation Table Total
Fiscal Year	Deduction of Grant Date Fair Value of Current Year Equity Awards	Addition of Fair Value of Current Year Equity Awards at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Dollar Value of Dividends not Otherwise Reflected in the Fair Value for Covered Fiscal Year	Adjustment to Summary Compensation Table Total
2023	($6,859,003)	$6,239,770	$2,833,515	$1,853,143	$67,527	$4,134,952
2022	($6,281,608)	$3,979,305	($1,831,074)	$3,024,666	$83,495	($1,025,216)
2021	($4,601,813)	$5,668,783	$6,914,928	$2,516,496	$74,348	$10,572,742
3 Amounts reported in this column are based on the average of the total compensation reported for our other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
Fiscal Year	Average Summary Compensation Table Total	Adjustment to Average Summary Compensation Table Totalb	Average Compensation Actually Paid
2023	$2,595,666	$742,198	$3,337,863
2022	$2,318,379	($252,392)	$2,065,988
2021	$2,109,249	$1,631,643	$3,740,891
b See table below for calculation of Adjustment to Average Summary Compensation Table Total
Fiscal Year	Deduction of Grant Date Fair Value of Current Year Equity	Addition of Fair Value of Current Year Equity Awards at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Dollar Value of Dividends not Otherwise Reflected in the Fair Value for Covered Fiscal Year	Adjustment to Summary Compensation Table Total
2023	($1,028,804)	$935,927	$520,160	$303,504	$11,411	$742,198
2022	($1,024,644)	$649,101	($335,039)	$441,571	$16,620	($252,392)
2021	($934,781)	$1,151,515	$1,068,729	$333,464	$12,715	$1,631,643
4 For each indicated covered year, the peer group was composed of the following companies:
FY 2021: Booz Allen Hamilton Holding Co., CACI International, Dycom Industries, FTI Consulting, ICF International, KBR Inc., Leidos Holdings, ManTech International Corp., Parsons Corp., Science Applications International, Stantec Inc., and WSP Global
FY 2022: Booz Allen Hamilton Holding Co., CACI International, Dycom Industries, FTI Consulting, ICF International, KBR Inc., Leidos Holdings, Parsons Corp., Science Applications International, Stantec Inc., and WSP Global
FY 2023: Booz Allen Hamilton Holding Co., CACI International, Dycom Industries, FTI Consulting, ICF International, KBR Inc., Leidos Holdings, Parsons Corp., Science Applications International, Stantec Inc., and WSP Global
5 In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year. The Company determined revenue, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
1 The CEO and other NEOs for the indicated years were as follows: (i) for 2023, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Hopson, and Argus, (ii) for 2022, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Amidon, and Hopson, (iii) and for 2021, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Argus, and Hopson.

Peer Group Issuers, Footnote
4 For each indicated covered year, the peer group was composed of the following companies:
FY 2021: Booz Allen Hamilton Holding Co., CACI International, Dycom Industries, FTI Consulting, ICF International, KBR Inc., Leidos Holdings, ManTech International Corp., Parsons Corp., Science Applications International, Stantec Inc., and WSP Global
FY 2022: Booz Allen Hamilton Holding Co., CACI International, Dycom Industries, FTI Consulting, ICF International, KBR Inc., Leidos Holdings, Parsons Corp., Science Applications International, Stantec Inc., and WSP Global
FY 2023: Booz Allen Hamilton Holding Co., CACI International, Dycom Industries, FTI Consulting, ICF International, KBR Inc., Leidos Holdings, Parsons Corp., Science Applications International, Stantec Inc., and WSP Global

PEO Total Compensation Amount	$ 11,885,517	$ 10,331,897	$ 7,908,335
PEO Actually Paid Compensation Amount	$ 16,020,470	9,306,681	18,481,077
Adjustment To PEO Compensation, Footnote
2 Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
Fiscal Year	Summary Compensation Table Total	Adjustment to Summary Compensation Table Totala	Compensation Actually Paid
2023	$11,885,517	$4,134,952	$16,020,470
2022	$10,331,897	($1,025,216)	$9,306,681
2021	$7,908,335	$10,572,742	$18,481,077
a See table below for calculation of Adjustment to Summary Compensation Table Total
Fiscal Year	Deduction of Grant Date Fair Value of Current Year Equity Awards	Addition of Fair Value of Current Year Equity Awards at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Dollar Value of Dividends not Otherwise Reflected in the Fair Value for Covered Fiscal Year	Adjustment to Summary Compensation Table Total
2023	($6,859,003)	$6,239,770	$2,833,515	$1,853,143	$67,527	$4,134,952
2022	($6,281,608)	$3,979,305	($1,831,074)	$3,024,666	$83,495	($1,025,216)
2021	($4,601,813)	$5,668,783	$6,914,928	$2,516,496	$74,348	$10,572,742

Non-PEO NEO Average Total Compensation Amount	$ 2,595,666	2,318,379	2,109,249
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,337,863	2,065,988	3,740,891
Adjustment to Non-PEO NEO Compensation Footnote
3 Amounts reported in this column are based on the average of the total compensation reported for our other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
Fiscal Year	Average Summary Compensation Table Total	Adjustment to Average Summary Compensation Table Totalb	Average Compensation Actually Paid
2023	$2,595,666	$742,198	$3,337,863
2022	$2,318,379	($252,392)	$2,065,988
2021	$2,109,249	$1,631,643	$3,740,891
b See table below for calculation of Adjustment to Average Summary Compensation Table Total
Fiscal Year	Deduction of Grant Date Fair Value of Current Year Equity	Addition of Fair Value of Current Year Equity Awards at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Dollar Value of Dividends not Otherwise Reflected in the Fair Value for Covered Fiscal Year	Adjustment to Summary Compensation Table Total
2023	($1,028,804)	$935,927	$520,160	$303,504	$11,411	$742,198
2022	($1,024,644)	$649,101	($335,039)	$441,571	$16,620	($252,392)
2021	($934,781)	$1,151,515	$1,068,729	$333,464	$12,715	$1,631,643

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Company’s Most Important Financial Performance Measures
The following were the most important financial performance measures (and non-financial performance measures), as determined by the Company, that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed fiscal year.
•
Revenue

•
Operating Income

•
Earnings per Share

•
Cash Provided by Operations

All of the information provided above under the “Pay Versus Performance Disclosure” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Total Shareholder Return Amount	$ 169.64	142.49	167.37
Peer Group Total Shareholder Return Amount	173.28	140.27	124.91
Net Income (Loss)	$ 273,400,000	$ 263,100,000	$ 232,800,000
Company Selected Measure Amount	4,522.6	3,504.0	3,212.5
PEO Name	Batrack
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
5 In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year. The Company determined revenue, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Provided by Operations
PEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,134,952	$ (1,025,216)	$ 10,572,742
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,859,003)	(6,281,608)	(4,601,813)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,239,770	3,979,305	5,668,783
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,833,515	(1,831,074)	6,914,928
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,853,143	3,024,666	2,516,496
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,527	83,495	74,348
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	742,198	(252,392)	1,631,643
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,028,804)	(1,024,644)	(934,781)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	935,927	649,101	1,151,515
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	520,160	(335,039)	1,068,729
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	303,504	441,571	333,464
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,411	$ 16,620	$ 12,715